OPERATING CONTEXT (Details Narrative) - BRL (R$) R$ in Millions				12 Months Ended
	Dec. 23, 2021	Nov. 30, 2021	Aug. 05, 2021	Dec. 31, 2021
Operating Context
[custom:EquityInterest]	10000.00%
[custom:ConsiderationTransferredAmount]	R$ 49	R$ 53
Future interest and exchanges rates				R$ 892
Maturity percentage			925.00%
Annual fees			R$ 500
Reported gain			R$ 774
Description of transported for Free				5.1% from January to December of 2021, compared to the same period of 2020, reflecting the easing of social isolation requirements. This increase has two components: consumption by the captive market 0.6% higher, and use of the network by Free Customers 10.3% higher.